Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Prospectus dated June 9, 2008 (Class L shares) of:

Global Real Estate Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved the elimination of the redemption fee charged by the Global Real Estate Portfolio, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolio (Class L Shares)" relating to the redemption fee and the corresponding footnote are hereby deleted.

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The seventh paragraph and the first three sentences of the eighth paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Shares" are hereby deleted.

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The fifth sentence of the third paragraph of the section of the Prospectus titled "Shareholder Information—Exchange Privilege" is hereby deleted.

Please retain this supplement for future reference.

MSIREUICLLSPT

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Prospectus dated May 1, 2008 of:

Global Real Estate Portfolio

U.S. Real Estate Portfolio

International Real Estate

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved the elimination of the redemption fee charged by the Global Real Estate and U.S. Real Estate Portfolios, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" relating to the redemption fee for the Global Real Estate and U.S. Real Estate Portfolios is hereby deleted.

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The corresponding footnote to the line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" is hereby deleted and replaced with the following:

†† Payable to the International Real Estate Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

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The first and second sentences of the seventh paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Class I and Class P Shares" are hereby deleted and replaced with the following:

Class I and Class P shares of the International Real Estate Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading.

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The fourth paragraph and the first two sentences of the fifth paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Class H Shares" are hereby deleted.

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The fifth sentence of the third paragraph of the section of the Prospectus titled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of the International Real Estate Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above.

Please retain this supplement for future reference.

MSIREUISPT2

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Prospectus dated May 1, 2008 of:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Active Extension Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved the elimination of the redemption fee charged by the Global Franchise and Global Value Equity Portfolios, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" relating to the redemption fee for the Global Franchise and Global Value Equity Portfolios is hereby deleted.

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The corresponding footnote to the line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" is hereby deleted and replaced with the following:

†† Payable to the Active International Allocation, Emerging Markets, International Equity, International Growth Active Extension, International Growth Equity and International Small Cap Portfolios on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares," "Shareholder Information—How To Redeem Class H Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

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The first sentence of the seventh paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced with the following:

Class I and Class P shares of the Active International Allocation, Emerging Markets, International Equity, International Growth Active Extension, International Growth Equity and International Small Cap Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolios. The redemption fee is designed to protect the Portfolios and their remaining shareholders from the effects of short-term trading.

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The fifth sentence of the third paragraph of the section of the Prospectus titled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of the Active International Allocation, Emerging Markets, International Equity, International Growth Active Extension, International Growth Equity and International Small Cap Portfolios held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above.

Please retain this supplement for future reference.

MSIGLINTSPT5

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Prospectus dated May 1, 2008 of:

Capital Growth Portfolio

Disciplined Large Cap Value Active Extension Portfolio

Focus Growth Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Large Cap Core Active Extension Portfolio

U.S. Small/Mid Cap Value Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved the elimination of the redemption fee charged by the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" relating to the redemption fee for the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios is hereby deleted.

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The corresponding footnote to the line item in the "Shareholder Fees" table in the section titled "Fees and Expenses of the Portfolios" is hereby deleted and replaced with the following:

†† Payable to the Small Company Growth Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

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The first sentence of the seventh paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced with the following:

Class I and Class P shares of the Small Company Growth Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading.

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The fourth paragraph and the first three sentences of the fifth paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Class H Shares" are hereby deleted.

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The fifth sentence of the third paragraph of the section of the Prospectus titled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of the Small Company Growth Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above.

Please retain this supplement for future reference.

MSIEQUSPT2

Statement of Additional Information Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Statement of Additional Information dated May 1, 2008:

The second sentence of the second paragraph of the section of the Statement of Additional Information titled "Redemption of Shares" is hereby deleted and replaced with the following:

Shares of the Active International Allocation, Emerging Markets, Emerging Markets Debt, International Growth Active Extension, International Growth Equity, International Equity, International Real Estate, International Small Cap and Small Company Growth Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the relevant Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 1, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2008 to the Statement of Additional Information dated June 9, 2008 (Class L shares):

The second sentence of the second paragraph of the section of the Statement of Additional Information titled "Redemption of Shares" is hereby deleted and replaced with the following:

Shares of the Emerging Markets Debt and International Growth Active Extension Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. Please retain this supplement for future reference.

Please retain this supplement for future reference.